Debt - Unsecured Notes Payable (Details) - USD ($)		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Principal amount		$ 453,638,529	$ 370,566,055	$ 241,152,827
Carrying value		448,176,646	364,910,392	239,132,654
Fair Value		453,185,457	370,793,089	$ 239,327,483
Unsecured note payable
Debt Instrument
Principal amount		85,125,000	85,125,000
Carrying value	[1]	82,010,107	81,856,799
Fair Value		$ 84,239,700	$ 85,210,125

[1]	(1) Amount is net of unamortized issue discount of $2.3 million and $2.4 million, and unamortized deferred financing costs of $0.8 million and $0.9 million as of March 31, 2022 and December 31, 2021, respectively.